Securitizations and Variable Interest Entities - Carrying Amount of Assets and Liabilities of Unconsolidated VIEs (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2015	Mar. 31, 2015
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 3,748	¥ 3,610
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 3,819	¥ 3,652
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 129	¥ 123
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 129	¥ 123
Debt securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 215	¥ 237
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 215	¥ 237
CMBS and RMBS
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 2,750	¥ 2,521
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 2,750	¥ 2,521
Investment trust funds and other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 290	¥ 387
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 290	¥ 387
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 0	¥ 0
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 2	¥ 2
Private equity investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 25	¥ 24
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 25	¥ 24
Loans [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 335	¥ 314
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 335	¥ 314
Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 4	¥ 4
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 4	¥ 4
Commitments to extend credit and other guarantees [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets
Carrying amount of variable interests, Liabilities
Maximum exposure to loss to unconsolidated VIEs	¥ 69	¥ 40